Acquisition of Businesses Acquisition - Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	[1]	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income (loss) attributable to Holdings	$ (2,217)	$ 164,500		$ 24,457	$ (24,902)	$ 7,359	$ 261,098	$ 5,719	$ 4,659	$ 161,838	$ 278,835	$ 68,064
Clean Earth Holdings and Sterno Candle Lamp
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net revenues										828,547	939,707
Operating income										39,892	40,952
Net income from continuing operations										(1,941)	255,266
Net income (loss) attributable to Holdings										$ (5,320)	$ 243,629
Basic and fully diluted net income per share attributable to Holdings										$ (0.48)	$ 4.67

[1]	During the three months ended September 30, 2015, the Company sold